Deferred tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value adjustment to securities and derivative financial instruments	R$ 1,310,556	R$ 1,824,164
Difference in depreciation	434,496	274,687	R$ 232,848
Judicial deposit	2,735,883	2,326,652	2,184,863
Other	4,304,200	3,586,311	2,662,219
Total deferred tax expense	8,785,135	8,011,814	10,361,826
Fair value adjustment to securities and derivative financial instruments		1,824,164	890,275
Total deferred liabilities on temporary exclusions		8,011,814	5,970,205
Adjustment to securities at fair value through OCI			R$ 4,391,621
Amount Consitituted [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment to securities and derivative financial instruments	807,714
Difference in depreciation	159,812	47,815
Judicial deposit	586,930	232,768
Other	753,888	1,014,109
Total deferred tax expense	2,308,344	2,369,051
Fair value adjustment to securities and derivative financial instruments		936,149
Total deferred liabilities on temporary exclusions		2,230,841
Adjustment to securities at fair value through OCI		138,210
Deferred Income Tax And Social Contribution Realized Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment to securities and derivative financial instruments	(1,321,322)
Difference in depreciation	(3)	(5,976)
Judicial deposit	(177,699)	(90,979)
Other	(35,999)	(90,017)
Total deferred tax expense	R$ (1,535,023)	(4,719,063)
Fair value adjustment to securities and derivative financial instruments		(2,260)
Total deferred liabilities on temporary exclusions		(189,232)
Adjustment to securities at fair value through OCI		R$ (4,529,831)